Asset Acquisitions (Details Narrative) - CAD ($)	May 07, 2020	Jan. 31, 2022	Dec. 07, 2020	Aug. 31, 2020
Statement [Line Items]
Ownership interest	100.00%
Cash paid	$ 240	$ 264,660
Blife Therapeutics Inc. [Member]
Statement [Line Items]
Cash paid	$ 1
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares				18,217,239
Stock options issued, shares				856,880
Stock warrant issued, shares				252,595
Nutraneeds LLC [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares			13,333,333